Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 24, 2019
Document Effective Date	Aug. 01, 2019
Prospectus Date	Aug. 01, 2019